Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fixed maturities:
Available-for-sale Securities	$ 423,727,438	$ 439,710,050
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fixed maturities:
Available-for-sale Securities	34,575,791	51,898,872
US Government Agencies Debt Securities [Member]
Fixed maturities:
Available-for-sale Securities	34,575,791	51,898,872
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fixed maturities:
Available-for-sale Securities	42,994,764	53,846,484
US States and Political Subdivisions Debt Securities [Member]
Fixed maturities:
Available-for-sale Securities	42,994,764	53,846,484
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fixed maturities:
Available-for-sale Securities	227,942,974	227,443,614
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fixed maturities:
Available-for-sale Securities		3,834,470
Corporate Debt Securities [Member]
Fixed maturities:
Available-for-sale Securities	227,942,974	231,278,084
Foreign [Member] | Fair Value, Inputs, Level 2 [Member]
Fixed maturities:
Available-for-sale Securities	57,646,352	54,736,870
Foreign [Member]
Fixed maturities:
Available-for-sale Securities	57,646,352	54,736,870
Asset-backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fixed maturities:
Available-for-sale Securities	2,787,370	4,748,934
Asset-backed Securities [Member]
Fixed maturities:
Available-for-sale Securities	2,787,370	4,748,934
Commercial Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fixed maturities:
Available-for-sale Securities	4,413,720	6,837,027
Commercial Mortgage Backed Securities [Member]
Fixed maturities:
Available-for-sale Securities	4,413,720	6,837,027
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fixed maturities:
Available-for-sale Securities	47,548,134	34,977,142
Residential Mortgage Backed Securities [Member]
Fixed maturities:
Available-for-sale Securities	47,548,134	34,977,142
Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fixed maturities:
Available-for-sale Securities	417,909,105	434,488,943
Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fixed maturities:
Available-for-sale Securities		3,834,470
Debt Securities [Member]
Fixed maturities:
Available-for-sale Securities	417,909,105	438,323,413
US Agencies [Member] | Fair Value, Inputs, Level 1 [Member]
Fixed maturities:
Available-for-sale Securities	687,000	681,300
US Agencies [Member]
Fixed maturities:
Available-for-sale Securities	687,000	681,300
Mutual Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Fixed maturities:
Available-for-sale Securities	319,639	321,337
Mutual Funds [Member]
Fixed maturities:
Available-for-sale Securities	319,639	321,337
Common Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Fixed maturities:
Available-for-sale Securities	4,427,694
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member]
Fixed maturities:
Available-for-sale Securities	384,000	384,000
Common Stock [Member]
Fixed maturities:
Available-for-sale Securities	4,811,694	384,000
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fixed maturities:
Available-for-sale Securities	5,434,333	1,002,637
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fixed maturities:
Available-for-sale Securities	384,000	384,000
Equity Securities [Member]
Fixed maturities:
Available-for-sale Securities	5,818,333	1,386,637
Derivative [Member] | Fair Value, Inputs, Level 3 [Member]
Fixed maturities:
Investment in derivative		642,600
Derivative [Member]
Fixed maturities:
Investment in derivative		$ 642,600